UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7156

Name of Fund:  MuniYield Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011.

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Florida Insured Fund


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
District of           $  1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
Columbia - 4.9%                  AMT, Series A, 5.25% due 10/01/2032 (c)                                              $     1,046

                         5,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
                                 Bonds, AMT, Series A, 5% due 10/01/2035 (h)                                                5,170


Florida - 132.8%         1,300   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                        1,410

                           700   Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due
                                 11/01/2020 (b)(c)                                                                            843

                         5,000   Dade County, Florida, Aviation Revenue Bonds, AMT, Series B, 5.75% due 10/01/2012 (h)      5,122

                         1,000   Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5%
                                 due 11/15/2027 (c)                                                                         1,051

                           570   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                 (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                                 574

                           500   Escambia County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                 (Ascension Health Credit), Series A-1, 5.75% due 11/15/2009 (a)(i)                           554

                         2,110   First Florida Governmental Financing Commission Revenue Bonds, 5.70% due 7/01/2017 (h)     2,235

                         1,150   Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1,
                                 6.75% due 8/01/2014 (a)                                                                    1,174

                           625   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (f)                                                            639

                         2,000   Florida State Board of Education, Capital Outlay, GO, Public Education, Series B, 5%
                                 due 6/01/2031 (c)                                                                          2,096

                         6,190   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due 7/01/2015 (c)    6,981

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                                 System), 5.125% due 10/01/2033 (a)                                                         1,058


Portfolio Abbreviations


To simplify the listings of MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list to the right.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



MuniYield Florida Insured Fund


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Florida               $  1,860   Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
(concluded)                      Transportation), Series B, 5% due 7/01/2030                                          $     1,923

                         1,000   Fort Pierce, Florida, Redevelopment Agency, Revenue Refunding Bonds, 5% due
                                 5/01/2026 (j)                                                                              1,063

                         3,700   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                     4,021

                                 Hillsborough County, Florida, School Board, COP (h):
                         6,000       5.375% due 7/01/2009 (i)                                                               6,489
                         1,000       5% due 7/01/2029                                                                       1,051

                                 Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds (h):
                         2,000       Series A, 5.375% due 10/01/2030                                                        2,065
                         2,610       Series C, 5.25% due 10/01/2037                                                         2,668

                                 Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville) (h):
                         1,000       Series A, 5.50% due 11/15/2036                                                         1,104
                           750       Series B, 5.50% due 11/15/2036                                                           828

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), 5.50% due 10/01/2030 (l)                                               1,200

                         1,455   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2032 (c)                                                                   1,561

                                 Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT (h):
                         1,025       5.625% due 11/01/2010 (i)                                                              1,125
                         1,225       5.625% due 11/01/2026                                                                  1,321

                         2,000   Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5%
                                 due 10/01/2028 (h)                                                                         2,071

                         1,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)           1,107

                         1,285   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                       1,404

                           195   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A, Sub-Series 3, 7.45% due 9/01/2027 (d)(e)(g)                                        199

                         2,905   Lee County, Florida, Transportation Facilities Revenue Bonds (Sanibel Bridges and
                                 Causeway), Series B, 5% due 10/01/2035 (m)                                                 3,049

                         1,000   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)             1,083

                           300   Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2021 (h)                329

                         1,000   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)          1,058

                         2,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)               2,223

                                 Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A:
                         7,500       5% due 10/01/2033 (f)                                                                  7,718
                         5,000       (Miami International Airport), 6% due 10/01/2024 (c)                                   5,543

                         2,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                 (University of Miami), Series A, 5.75% due 4/01/2029 (a)                                   2,207

                                 Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 Series B (c):
                         1,000       5.25% due 7/01/2027                                                                    1,084
                         2,875       5% due 7/01/2033                                                                       3,018

                         3,480   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 9.87% due 8/15/2017 (a)(k)                                     4,181

                         1,655   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A,
                                 5.375% due 10/01/2030 (a)                                                                  1,796

                         2,000   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (f)(i)        2,178

                         1,865   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (h)     2,037

                                 Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                 Series A (h):
                         4,375       5.186%** due 10/01/2031                                                                1,151
                         5,735       5.201%** due 10/01/2033                                                                1,352

                         4,765   Orange County, Florida, Educational Facilities Authority, Educational Facilities,
                                 Revenue Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)                5,246

                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                           600       (Adventist Health System), 6.25% due 11/15/2024                                          665
                         1,835       (Orlando Regional Healthcare), 6% due 12/01/2029                                       1,996

                         1,000   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125%
                                 due 1/01/2023 (c)                                                                          1,075

                         6,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (h)               6,944

                         5,330   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2032 (a)                                                                             5,849

                                 Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (a):
                         4,000       5% due 7/01/2030                                                                       4,197
                         5,015       5% due 7/01/2035                                                                       5,245

                         1,530   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                                 due 10/01/2025 (a)                                                                         1,648

                         2,000   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)              2,152

                         1,100   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                 due 10/01/2027 (c)                                                                         1,214

                         1,500   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                                 6/01/2015 (c)                                                                              1,920

                         2,000   Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                                 8/01/2021 (f)                                                                              2,164

                                 Palm Beach County, Florida, School Board, COP, Series A (i):
                         5,000       6% due 8/01/2010 (c)                                                                   5,667
                         1,500       5.50% due 8/01/2011 (a)                                                                1,679

                         1,000   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2034 (a)                                                                             1,053

                         1,000   Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)               1,096

                         1,055   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (h)                    1,151

                         1,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25% due
                                 10/01/2031 (a)                                                                             1,519

                         1,000   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due
                                 10/01/2034 (h)                                                                             1,090

                         2,000   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 8.611%
                                 due 5/01/2032 (h)(k)                                                                       2,396

                         1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 5.80% due 10/01/2034                                                                       1,048

                         1,240   Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds, 5.25%
                                 due 10/01/2024 (c)                                                                         1,358

                                 University of Central Florida (UCF) Athletics Association Inc., COP, Series A (c):
                         2,280       5.25% due 10/01/2034                                                                   2,452
                         1,000       5% due 10/01/2035                                                                      1,050

                                 Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A (h):
                         1,000       5% due 11/01/2032                                                                      1,048
                         1,640       5.375% due 11/01/2034                                                                  1,802
                         1,000       5.125% due 11/01/2036                                                                  1,065

                                 Village Center Community Development District, Florida, Utility Revenue Bonds (h):
                         2,585       5.25% due 10/01/2023                                                                   2,804
                         4,030       5.125% due 10/01/2028                                                                  4,292

                         1,570   Winter Haven, Florida, Utility System Revenue Refunding and Improvement Bonds, 5%
                                 due 10/01/2035 (h)                                                                         1,661


Illinois - 0.8%          1,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Bonds,
                                 Third Lien, AMT, Series D, 5% due 1/01/2034 (m)                                            1,028


Massachusetts - 2.9%     3,500   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (f)                                                             3,713


New Jersey - 1.7%        2,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           2,115


Pennsylvania - 1.6%      2,000   Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                                 Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                           2,072


Texas - 4.4%             1,200   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds, 5%
                                 due 12/15/2032 (h)                                                                         1,255

                         4,190   San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract Revenue
                                 Empowerment Zone Bonds, AMT, Series A, 5% due 7/15/2034 (a)                                4,328


Puerto Rico - 6.8%       1,970   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375% due
                                 7/01/2019 (h)                                                                              2,194

                         1,000   Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                 Bonds, Series I, 5% due 7/01/2036                                                          1,040

                         1,145   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (i)                                                          1,260

                         3,550   Puerto Rico Public Finance Corporation, Revenue Refunding Bonds, RIB, Series 522X,
                                 8.19% due 8/01/2022 (h)(k)                                                                 4,261

                                 Total Municipal Bonds (Cost - $187,502) - 155.9%                                         198,972


                        Shares
                          Held   Short-Term Securities
                         1,300   Merrill Lynch Institutional Tax-Exempt Fund (n)                                            1,300

                                 Total Short-Term Securities (Cost - $1,300) - 1.0%                                         1,300

                                 Total Investments (Cost - $188,802*) - 156.9%                                            200,272
                                 Liabilities in Excess of Other Assets - (0.5%)                                             (632)
                                 Preferred Shares, at Redemption Value - (56.4%)                                         (72,026)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Shares - 100.0%                                      $   127,614
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $       188,817
                                                            ===============
    Gross unrealized appreciation                           $        11,611
    Gross unrealized depreciation                                     (156)
                                                            ---------------
    Net unrealized appreciation                             $        11,455
                                                            ===============

 ** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) MBIA Insured.

(i) Prerefunded.

(j) XL Capital Insured.

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) ACA Insured.

(m) CIFG Insured.

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                          (3,619)             $  16


    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:


                                                              (in Thousands)

                                                    Notional      Unrealized
                                                     Amount     Appreciation

    Pay a fixed rate of 3.582% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires August 2015                               $7,300         $    33

    Pay a fixed rate of 3.568% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires October 2015                              $7,300              55

    Pay a fixed rate of 3.647% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires October 2015                             $15,000              24
                                                                   ---------
    Total                                                          $     112
                                                                   =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Florida Insured Fund, Inc.


Date: September 23, 2005